Subsequent Events - Additional Information (Detail)		1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 16, 2021 USD ($) Trading_Days $ / shares shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Issue of common stocks, Initial public offering						72,450,000
Proceeds from sale of Units, net of underwriting discounts paid | $						$ 710,010,000
Subscription Agreements | Investor
Subsequent Event [Line Items]
Issue of common stocks, Initial public offering	20,000,000
Proceeds from sale of Units, net of underwriting discounts paid | $	$ 200,000,000
Sponsor Letter Agreement | Class B ordinary shares
Subsequent Event [Line Items]
Shares subject to vesting and forfeiture provisions	4,500,000
Share Price Greater Than Or Equals To Dollar Twelve | Lockup Agreement
Subsequent Event [Line Items]
Share Transfer Restrictions, Lock In Period	365 days
Share transfer restrictions, trigger price per share | $ / shares	$ 12.00
Share Transfer Restrictions, Threshold Consecutive Trading Days | Trading_Days	20
Share transfer restrictions, threshold trading days | Trading_Days	30
Share Transfer Restrictions, Threshold Number Of Days After Closing Of Business Combination	150 days
Micromidas, Inc.
Subsequent Event [Line Items]
Proceeds from sale of Units, net of underwriting discounts paid | $				$ 54,622	$ 1,073		$ 1,073	$ 2,716
Merger Agreement
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	78,213,000
Merger Agreement | Earnout Consideration
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Additional Number of Shares	25,000,000
Subsequent Event | Subscription Agreements | Investor
Subsequent Event [Line Items]
Issue of common stocks, Initial public offering	20,000,000
Proceeds from sale of Units, net of underwriting discounts paid | $	$ 200,000,000
Subsequent Event | Sponsor Letter Agreement | Class B ordinary shares
Subsequent Event [Line Items]
Shares subject to vesting and forfeiture provisions	4,500,000
Subsequent Event | Share Price Greater Than Or Equals To Dollar Twelve | Lockup Agreement
Subsequent Event [Line Items]
Share Transfer Restrictions, Lock In Period	365 days
Share transfer restrictions, trigger price per share | $ / shares	$ 12.00
Share Transfer Restrictions, Threshold Consecutive Trading Days | Trading_Days	20
Share transfer restrictions, threshold trading days | Trading_Days	30
Share Transfer Restrictions, Threshold Number Of Days After Closing Of Business Combination	150 days
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Fifteen
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 15.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	3 years
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Twenty
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 20.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	4 years
Subsequent Event | Earnout Consideration | VWAP Greater Than Or Equals To Dollar Twenty Five
Subsequent Event [Line Items]
Business Acquisition, Earnout Shares Issuance Ratio	33.33
Minimum Volume Weighted Average Share Price Required To Trigger Issuance Of Earnout Shares | $ / shares	$ 25.00
Business Acquisition, Threshold Consecutive Trading Days To Trigger Issuance Of Earnout Shares	10 days
Business Acquisition, Earnout Shares Issuance Term	5 years
Subsequent Event | Micromidas, Inc. | Bridge Notes
Subsequent Event [Line Items]
Debt maturity date			Sep. 30, 2021
Debt conversion provision, percentage of cash price paid per share			70.00%
SPAC Transaction value | $			$ 700,000,000
Bridge Notes, amended conversion feature			In January of 2021, the Company amended the Bridge Notes to extend the maturity date from March 31, 2021 to September 30, 2021. The amendment also added a SPAC transaction to the conversion provision such that the Bridge Notes convert if the Company issues at least $50,000,000 of shares of a new series of preferred stock or closes a SPAC transaction (each a “Qualified Financing”) prior to maturity. In a Qualified Financing that is a preferred stock issuance, the notes convert at 70% of the cash price paid per share for the preferred shares. In a Qualified Financing that is a SPAC transaction, the notes convert at the lesser of (i) 70% of the per share value attributed to the shares of the Company’s common stock as set forth in the Merger Agreement or (ii) the per share value that would be attributed to the Company’s common stock assuming a pre-transaction valuation of the Company in connection with the SPAC transaction of $700,000,000.
Subsequent Event | Micromidas, Inc. | Bridge Notes | Minimum
Subsequent Event [Line Items]
Debt conversion provision, number of preferred stock to be issued			50,000,000
Subsequent Event | Micromidas, Inc. | Convertible Notes
Subsequent Event [Line Items]
Debt maturity date		Sep. 30, 2021
Debt conversion provision, percentage of cash price paid per share		80.00%
Convertible Notes issued | $		$ 10,000,000
Debt, interest rate		8.00%
Change of control, percentage of Outstanding Principal Equals to Interest and Repayment Premium		100.00%
Subsequent Event | Micromidas, Inc. | Convertible Notes | Minimum
Subsequent Event [Line Items]
Debt conversion provision, number of preferred stock to be issued		50,000,000
Subsequent Event | Merger Agreement
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	78,213,000
Subsequent Event | Merger Agreement | Earnout Consideration
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Additional Number of Shares	25,000,000